EQUITY, SHARE-BASED COMPENSATION AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Assumptions in Valuation of Stock Options Granted
The key input assumptions that were utilized in the valuation of the stock options granted in the periods presented are as follows:

	December 31, 2022
	Low	Weighted Average	High	Total
Awards Granted				3,100,570
Weighted Average Fair Value of Awards		$0.92
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$0.59	$1.27	$1.96
Market Price	$0.59	$1.27	$1.96
Volatility	85%	86%	90%
Risk Free Rate	1.62%	2.38%	3.61%
Dividend Yield	—%	—%	—%
Expected Life	5.50	5.91	6.08

	December 31, 2021
	Low	Weighted Average	High	Total
Awards Granted				1,003,130
Weighted Average Fair Value of Awards		$3.32
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$1.70	$6.07	$15.15
Market Price	$1.70	$6.07	$15.15
Volatility	60%	60%	60%
Risk Free Rate	0.46%	1.12%	1.36%
Dividend Yield	—%	—%	—%
Expected Life	5.17	5.94	6.00

Schedule of Assumptions in Valuation of Awards Other than Options Granted and Warrant Issued
The key input assumptions that were utilized in the valuation of the RSUs granted in the periods presented are as follows:

	December 31, 2022
	Low	Weighted Average	High	Total
Awards Granted				2,415,354
Weighted Average Fair Value of Awards		$1.13
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$—	$—	$—
Market Price	$0.59	$1.13	$1.96

	December 31, 2021
	Low	Weighted Average	High	Total
Awards Granted				852,395
Weighted Average Fair Value of Awards		$3.35
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$—	$—	$—
Market Price	$1.70	$3.35	$15.15
The key input assumptions that were utilized in the valuation of the warrants issued in April 2022 were as follows:

Input
Market Price	$0.96
Exercise price	$1.25
Term (Years)	5.0
Volatility	85%
Risk Free Rate	2.56%
The key input assumptions that were utilized in the valuation of the warrants issued in July 2022:

Input
Market Price	$1.59
Exercise price	$1.25
Term (Years)	5.0
Volatility	85%
Risk Free Rate	2.88%

Schedule of Outstanding Awards Activity
The following table present outstanding stock option awards activity during the year ended December 31, 2022:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding, beginning of period	2,848,903	$2.78	$1.44		$31
Granted	3,100,570	$1.27	$0.92		$—
Cancelled/Forfeited	(1,432,002)	$2.18	$1.20		$111
Expired	(117,730)	$2.02	$1.10		$2
Outstanding, end of period	4,399,741	$1.88	$1.14	8.32	$—
Vested and exercisable, end of the period	1,517,679	$2.49	$1.28	6.59	$—
Vested and unvested exercisable, end of the period	1,517,679	$2.49	$1.28	6.59	$—
Vested and expected to vest, end of the period	4,204,334	$1.90	$1.15	8.27	$—
The following table present the outstanding stock option awards activity during the year ended December 31, 2021:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Share Price on Date of Exercise	Weighted Average Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding, beginning of period	2,439,020	$1.56		$0.76		$32,894
Granted	1,003,130	$6.07		$3.32		$—
Exercised	(237,330)	$1.67	$9.90	$0.81		$1,954
Cancelled/Forfeited	(335,971)	$4.75		$2.58		$392
Expired	(19,946)	$1.65		$0.77		$20
Outstanding, end of period	2,848,903	$2.78		$1.44	7.61	$31
Vested and exercisable, end of the period	1,834,645	$1.95		$0.95	6.64	$24
Vested and unvested exercisable, end of the period	1,834,645	$1.95		$0.95	6.64	$24
Vested and expected to vest, end of the period	2,754,222	$2.74		$1.42	7.55	$31
The following table present outstanding RSU awards activity during the year ended December 31, 2022:

	Number of Awards	Weighted Average Share Price on Date of Exercise	Weighted Average Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding, beginning of period	802,740		$2.78		$1,124
Granted	2,415,354		$1.13		$2,729
Vested and exercised	(113,404)	$0.72	$3.63		$82
Cancelled/Forfeited	(728,136)		$1.99		$884
Outstanding, end of period	2,376,554		$1.31		$712
Expected to vest, end of the period	2,179,524		$1.32	2.2	$653
The following table present outstanding RSU awards activity during the year ended December 31, 2021:

	Number of Awards	Weighted Average Share Price on Date of Exercise	Weighted Average Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding, beginning of period	—		$—		$—
Granted	852,395		$3.35		$2,858
Vested and exercised	(11,155)	$1.93	$11.58		$22
Cancelled/Forfeited	(38,500)		$12.83		$138
Outstanding, end of period	802,740		$2.78		$1,124
Vested and expected to vest, end of the period	717,476		$2.81	4.9	$1,005

Schedule of Nonvested Share Activity
The following table present unvested stock option awards activity during the year ended December 31, 2022:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Amortization Period (Years)
Unvested outstanding, beginning of period	1,014,258	$4.28	$2.34
Granted	3,100,570	$1.27	$0.92
Cancelled/Forfeited	(788,325)	$2.57	$1.49
Vested, outstanding shares	(444,441)	$3.89	$2.16
Unvested outstanding, end of period	2,882,062	$1.57	$1.07	2.60
The following table presents unvested stock option awards activity during the year ended December 31, 2021:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Amortization Period (Years)
Unvested outstanding, beginning of period	693,644	$1.40	$0.69
Granted	1,003,130	$6.07	$3.32
Cancelled/Forfeited	(333,565)	$4.77	$2.59
Expired	(19,946)	$1.65	$0.77
Vested, outstanding shares	(329,005)	$3.36	$1.71
Unvested outstanding, end of period	1,014,258	$4.28	$2.34	3.11

Schedule of MedAvail Share-based Compensation Expense	The following table presents expense related to share-based compensation:

	Year Ended December 31,
	2022	2021
Share-based compensation	$2,296	$1,205

Schedule of Warrants Issued	At the end of the year, the Company had the following outstanding warrants:

	December 31, 2022			December 31, 2021
	Warrants	Exercise price	Remaining Term (years)	Warrants	Exercise price	Remaining Term (years)
Common	19,310	$0.01		19,310	$0.01
Common	224,852	$1.66		224,852	$1.66
Common	493,173	$1.57		493,173	$1.57
Common	23,529,405	$1.25		—	$1.25
Total	24,266,740		4.4	737,335		7.6